COMMITMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of commitments [Abstract]
Disclosure of contractual commitments [Table Text Block]
US$

2026	6,407,350
2027	3,824,108
2028	2,984,467
2029	1,620,232
2030	256,214